Geographic and Segment Information - (Schedule of Segment Information) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Segment Reporting Information [Line Items]
Net sales	$ 1,360	$ 1,486	$ 1,508	$ 1,363	$ 1,549	$ 1,632	$ 1,682	$ 1,569	$ 5,717	[1]	$ 6,432	[1]	$ 6,859	[1]
Adjusted EBITDA									573		876		984
Depreciation and amortization									267		257		261
Equity in earnings of affiliates									22		20		22
Net assets	130				3,673				130		3,673		3,217
Investments in affiliates	136				124				136		124		123
Purchases of plant, property and equipment									519		604		438
Operating Segments [Member] | Titanium Technologies [Member]
Segment Reporting Information [Line Items]
Net sales									2,392		2,937		3,019
Adjusted EBITDA									326		723		726
Depreciation and amortization									125		125		117
Equity in earnings of affiliates									0		0		0
Net assets	1,659				1,748				1,659		1,748		1,390
Investments in affiliates	0				0				0		0		0
Purchases of plant, property and equipment									255		365		290
Operating Segments [Member] | Fluoroproducts [Member]
Segment Reporting Information [Line Items]
Net sales									2,230		2,327		2,379
Adjusted EBITDA									300		282		395
Depreciation and amortization									88		83		90
Equity in earnings of affiliates									21		20		22
Net assets	1,567				1,480				1,567		1,480		1,387
Investments in affiliates	127				124				127		124		123
Purchases of plant, property and equipment									142		133		96
Operating Segments [Member] | Chemical Solutions [Member]
Segment Reporting Information [Line Items]
Net sales									1,095		1,168		1,461
Adjusted EBITDA									29		17		101
Depreciation and amortization									52		48		53
Equity in earnings of affiliates									0		0		0
Net assets	839				782				839		782		734
Investments in affiliates	0				0				0		0		0
Purchases of plant, property and equipment									117		106		52
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Net sales									0		0		0
Adjusted EBITDA									(820)		(146)		(238)
Depreciation and amortization									20		1		1
Equity in earnings of affiliates									10		0		0
Net assets	(3,935)				(337)				(3,935)		(337)		(294)
Investments in affiliates	$ 9				$ 0				9		0		0
Purchases of plant, property and equipment									$ 50		$ 0		$ 0

[1]	Net sales are attributed to countries based on customer location.